Related party transactions - Senior Leadership Team (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Options EquityInstruments $ / shares	Dec. 31, 2019 USD ($) Options EquityInstruments $ / shares	Dec. 31, 2018 USD ($) Options EquityInstruments $ / shares
TELUS Corporation | Phantom restricted share units
Related party transactions
Number of restricted share units awarded | EquityInstruments	13,217	94,342	83,040
Grant-date-fair-value of awarded units	$ 24.97	$ 21.38	$ 22.55
Senior Leadership Team
Related party transactions
Short-term benefits | $	$ 3.9	$ 3.2	$ 3.0
Post-employment pension and other benefits | $	1.0	0.6	0.5
Share-based compensation | $	$ 5.1	$ 6.0	$ 3.8
Share options granted | Options	0	460,917	460,930
Exercise price of options		$ 8.46	$ 6.18
Number of months base salary considered for severance payments	18 months
Senior Leadership Team | Phantom restricted share units
Related party transactions
Number of restricted share units awarded | EquityInstruments	0	277,020	317,938
Grant-date-fair-value of awarded units		$ 8.46	$ 6.18
Senior Leadership Team | TELUS Corporation | Phantom restricted share units
Related party transactions
Grant-date-fair-value of awarded units		$ 21.38	$ 22.63
Senior Leadership Team | TELUS Corporation | Telus Phantom Restricted Share [Member]
Related party transactions
Number of restricted share units awarded | EquityInstruments	0	83,818	65,828